Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The purchase price was allocated to assets acquired and liabilities assumed based on the estimated fair value of such assets and liabilities at the date of acquisitions as follows:

	Total 2020	March 2, 2020	April 21, 2020
Assets acquired:
Cash	$17,269	$17,269	$-
Accounts receivable	1,122,737	1,071,770	50,967
Accounts receivable, unbilled	276,023	276,023	-
Parts and supplies	91,396	91,396	-
Prepaid expenses	73,116	73,116	-
Other current assets	5,954	5,954	-
Right of use assets	2,885,618	2,885,618	-
Property and equipment	735,885	732,372	3,513
Intangible assets (see Note 6)	1,361,000	1,230,000	131,000
	6,568,998	6,383,518	185,480
Liabilities assumed:
Accounts payable	168,749	129,622	39,127
Accrued expenses	162,426	155,949	6,477
Lease liabilities	2,947,684	2,947,684	-
Federal and state taxes payable	168,900	168,900	-
Deferred revenue	198,659	39,186	159,473
Deferred tax liabilities - Net	149,900	149,900	-
	3,796,318	3,591,241	205,077

Total identifiable net assets/(liabilities)	2,772,680	2,792,277	(19,597)

Purchase price	5,095,567	4,592,453	503,114

Goodwill - Excess of purchase price over fair value of net assets acquired	$2,322,887	$1,800,176	$522,711

Schedule of Pro Forma Information

The following unaudited pro forma information presents a summary of our consolidated results of operations, as if the acquisitions of Graphic Sciences and CEO Image had occurred on January 1, 2020.

For the year ended December 31, 2020	(unaudited)
December 31, 2020
Total revenues	$9,686,354

Net loss	$(1,993,389)

Basic and diluted net loss per share	$(0.70)

The following tables present the amounts of revenue and earnings of the acquirees since the acquisition date included in the consolidated income statement for the reporting period.

	Year ended December 31,
	2021	2020
Graphic Sciences:
Total revenues	$7,995,600	$5,238,654
Net income	$1,062,390	$645,042

	Year ended December 31,
	2021		2020
CEO Image:
Total revenues	$526,634		$375,863
Net income	$-	(a)	$-	(a)

(a)	Total earnings from the CEO Image acquisition are impracticable to disclose as they are not accounted for separately because its operations and financial reporting were merged with existing operations and financial reporting.